Consolidated Statements of Cash Flow (CAD)	12 Months Ended			108 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010	Feb. 29, 2012
Cash flows used in operating activities
Net loss for the period	(181,841)	(36,594)	(65,985)	(7,190,173)
Adjustments to reconcile loss to net cash used by operating activities
Amortization of debt issue costs				205,242
Amortization of property and equipment	1,228	1,621	2,151	31,896
Receipt of marketable securities for property				(16,000)
Accretion of discount on convertible debt				2,291,794
Bad debt expense				84,952
Imputed interest	55,944	55,536	39,069	329,010
Accounts payable written off				(46,281)
Mineral property acquisition costs written off				126,417
Recovery of exploration costs	(75,000)			(75,000)
Stock-based compensation	4,058	505	790	273,903
Shares issued for services				120,000
Shares issued for settlement of rent obligation				19,200
Impairment on investments	20,919	57,837		78,756
Fair value adjustment of derivative liabilities	(139,576)	(439,388)	(343,588)	(1,946,686)
Net loss on sale of marketable securities	37,810	32,206	2,951	72,967
Income from discontinued operations				(369,213)
Changes in operating assets and liabilities
Goods and Services Tax receivable	1,562	(1,378)	4,016	41,167
Prepaid expenses and deposits	123	125	149	(3,124)
Bank overdraft	1,344			1,344
Accounts payable and accrued liabilities	52,657	(40,958)	(38,159)	(116,552)
Due to related parties	120,147	37,474	102,350	413,531
Net Cash flows used in operating activities	(100,625)	(333,014)	(296,256)	(5,672,850)
Cash flows used in investing activities
Mineral interest acquisition costs				(66,417)
Disposal (purchase) of marketable securities	15,422	75,719	75,032	(83,827)
Purchase of property and equipment				(35,994)
Net Cash flows used in investing activities	15,422	75,719	75,032	(186,238)
Cash flows from financing activities
Advances from related parties				16,238
Debt issue costs				(205,242)
Proceeds from convertible debt				2,226,251
Repayment of debt				(153,400)
Proceeds from issuance of common shares	85,000	267,810	207,512	4,006,971
Share subscriptions received				52,277
Share issue costs	(2,000)	(8,487)		(95,134)
Net Cash flows from financing activities	83,000	259,323	207,512	5,847,961
Increase (decrease) in cash and cash equivalents	(2,203)	2,028	(13,712)	(11,127)
Cash and cash equivalents, beginning of period	2,210	182	13,894	11,134
Cash and cash equivalents, end of period	7	2,210	182	7